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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd., Suite 200, Princeton, NJ 08540

  (Address of principal executive offices) (Zip code)

The Corporate Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, Delaware 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (646) 367-2820

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: Nile Pan Africa Fund
Investment Company Act file number: 811-22384									Item 1 Exhibit 1
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Zenith Bank Plc	ZENITHBA NL	B01CKG0	11/21/2012

1a. That the Directors be and are hereby authorised to effect a Dual listed of the Bank's shares on the London Stock Exchange through Technical GDR (non capital raising) subject to the approval of the appropriate regulatory authorities

						MGMT	N*	N/A	N/A
2	Zenith Bank Plc	ZENITHBA NL	B01CKG0	11/21/2012

1b. That the Directors be and are hereby authorised to take all steps, enter into and execute any agreements, deeds notices and any other documents necessary for and or incidental or affecting resolution (A) above

						MGMT	N*	N/A	N/A
3	Guaranty Trust Bank Plc	GUARANTY NL	6626059	4/25/2013	1. To received the Audited Financial Statements for the year ended December 31, 2012 and rhe Reports of the directors, Auditor and Audit Committee therein	MGMT	N*	N/A	N/A
4	Guaranty Trust Bank Plc	GUARANTY NL	6626059	4/25/2013	2. To declare a dividend	MGMT	N*	N/A	N/A
5	Guaranty Trust Bank Plc	GUARANTY NL	6626059	4/25/2013	3. To elect/re-elector Directors	MGMT	N*	N/A	N/A
6	Guaranty Trust Bank Plc	GUARANTY NL	6626059	4/25/2013	4. To authorise Directors to fix the remuneration of the Auditor for the financial year ending December 31, 2013	MGMT	N*	N/A	N/A
7	Guaranty Trust Bank Plc	GUARANTY NL	6626059	4/25/2013	5. To elect members of the audit Committee	MGMT	N*	N/A	N/A
*COST OF VOTING IN NON-US COUNTRIES OUTWEIGH BENEFITS

Registrant: Nile Global Frontier Fund
Investment Company Act file number: 811-22384									Item 1 Exhibit 2
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The Nile Global Frontier Fund was not operational as of June 30, 2013.

Registrant: Nile Africa Fixed Income Fund
Investment Company Act file number: 811-22384									Item 1 Exhibit 3
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The Nile Africa Fixed Income Fund was not operational as of June 30, 2013.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          Nile Capital Investment Trust

By (Signature and Title)        /s/ Larry Seruma

            Larry Seruma, President and Principal Executive Officer

Date: August 30, 2013